Notes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable
	Interest Rates	Term	December 31, 2018	December 31, 2017
Notes payable	0% - 6%	.7 –.8 years	$37,493	$549,936